Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000218404 | 46269C102 | Iridium Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218404 | 57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218404 | 412822108 | Harley-Davidson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218404 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 31488V107 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 01973R101 | Allison Transmission Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 171484108 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 23331A109 | DR Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 00187Y100 | API Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | Industrials01973R101
Holdings [Line Items]
Percent of Total Investments	99.80%
C000218404 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218404 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000218404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000218404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000200720 | 682189105 | ON Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200720 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200720 | 87162W100 | TD SYNNEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200720 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 78410G104 | SBA Communications Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 783549108 | Ryder System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 227046109 | Crocs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 445658107 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 929089100 | Voya Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 574599106 | Masco Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200720 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000200720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000200720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000200720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000200720 | Industrials00090Q103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228396 | United States Treasury Bill, 3.630, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000228396 | DISH DBS Corporation, 5.75, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DISH DBS Corporation, 5.25, 2026-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Tenneco, Inc., 8, 2028-11-17
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.25, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DaVita, Inc., 4.625, 2030-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DIRECTV Holdings, LLC / DIRECTV Financing, Inc., 5.875, 2027-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Frontier Communications Holdings, LLC, 5, 2028-05-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Neptune Bidco US, Inc., 9.29, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.5, 2033-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000228396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228396 | Consumer Discretionary68245XAH2
Holdings [Line Items]
Percent of Total Investments	44.20%
C000228396 | U.S. Treasury Obligations912797RF6
Holdings [Line Items]
Percent of Total Investments	55.80%
C000228396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.40%